SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  APRIL 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		           Approx Asset
Date	         Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

4-1     GF     15000    12.2333        14.72	     Paine Webber
4-5     " "    13600    12.0092        14.60              " "
4-6     " "    16200    12.1875        14.63              " "
4-7     " "    16000    12.3125        14.68		    " "
4-8     " "    15800    12.6088        14.82              " "
4-9     " "    50000    12.50          14.80         Bear Stearns
4-13    " "     4300    12.1323        14.82         Paine Webber
4-14    " "    10000    12.2488        14.76              " "
4-15    " "    13000    12.25          14.68          Weeden & Co.
4-16    " "    11500    12.0978        14.53              " "
4-19    " "    11900    11.9979        14.51              " "
4-20    " "     7700    11.6412        14.34 		    " "
4-21    " "     8000    11.8617        14.35              " "
4-22    " "    11900    11.9774        14.39              " "
4-23    " "    16000    11.5273        14.48              " "
4-26    " "    13100    11.7925        14.39              " "
4-27    " "    22900    12.0027        14.65              " "
4-28    " "    23000    12.0739        14.78              " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement          5/10/99